Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000124378 [Member]
Shareholder Report [Line Items]
Fund Name	AAM/Insight Select Income Fund
Class Name	Class I
Trading Symbol	CPUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AAM/Insight Select Income Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 966-9661
Additional Information Website	https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/Insight Select Income Fund (Class I/CPUIX)	$30	0.59%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 219,137,188
Holdings Count | Holding	472
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$219,137,188
Total number of portfolio holdings	472
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Bond, 4.62%, 11/15/2045	1.1%
Goldman Sachs Group, Inc., 5.05%, 7/23/2030	0.8%
Bank of America Corp., 2.97%, 2/4/2033	0.8%
JPMorgan Chase & Co., 5.35%, 6/1/2034	0.7%
Mexico Government International Bond, 6.87%, 5/13/2037	0.7%
Morgan Stanley, 6.63%, 11/1/2034	0.7%
Fortress Credit Opportunities CLO Ltd., Series 2017-9A, Class A1TR, 5.72%, 10/15/2033	0.7%
MetLife, Inc., 9.25%, 4/8/2038	0.7%
Goldman Sachs Group, Inc., 1.99%, 1/27/2032	0.7%
General Motors Co., 5.63%, 4/15/2030	0.6%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Bond, 4.62%, 11/15/2045	1.1%
Goldman Sachs Group, Inc., 5.05%, 7/23/2030	0.8%
Bank of America Corp., 2.97%, 2/4/2033	0.8%
JPMorgan Chase & Co., 5.35%, 6/1/2034	0.7%
Mexico Government International Bond, 6.87%, 5/13/2037	0.7%
Morgan Stanley, 6.63%, 11/1/2034	0.7%
Fortress Credit Opportunities CLO Ltd., Series 2017-9A, Class A1TR, 5.72%, 10/15/2033	0.7%
MetLife, Inc., 9.25%, 4/8/2038	0.7%
Goldman Sachs Group, Inc., 1.99%, 1/27/2032	0.7%
General Motors Co., 5.63%, 4/15/2030	0.6%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000124377 [Member]
Shareholder Report [Line Items]
Fund Name	AAM/Insight Select Income Fund
Class Name	Class C
Trading Symbol	CPUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AAM/Insight Select Income Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 966-9661
Additional Information Website	https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/Insight Select Income Fund (Class C/CPUCX)	$81	1.59%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.59%	[2]
Net Assets	$ 219,137,188
Holdings Count | Holding	472
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$219,137,188
Total number of portfolio holdings	472
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Bond, 4.62%, 11/15/2045	1.1%
Goldman Sachs Group, Inc., 5.05%, 7/23/2030	0.8%
Bank of America Corp., 2.97%, 2/4/2033	0.8%
JPMorgan Chase & Co., 5.35%, 6/1/2034	0.7%
Mexico Government International Bond, 6.87%, 5/13/2037	0.7%
Morgan Stanley, 6.63%, 11/1/2034	0.7%
Fortress Credit Opportunities CLO Ltd., Series 2017-9A, Class A1TR, 5.72%, 10/15/2033	0.7%
MetLife, Inc., 9.25%, 4/8/2038	0.7%
Goldman Sachs Group, Inc., 1.99%, 1/27/2032	0.7%
General Motors Co., 5.63%, 4/15/2030	0.6%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Bond, 4.62%, 11/15/2045	1.1%
Goldman Sachs Group, Inc., 5.05%, 7/23/2030	0.8%
Bank of America Corp., 2.97%, 2/4/2033	0.8%
JPMorgan Chase & Co., 5.35%, 6/1/2034	0.7%
Mexico Government International Bond, 6.87%, 5/13/2037	0.7%
Morgan Stanley, 6.63%, 11/1/2034	0.7%
Fortress Credit Opportunities CLO Ltd., Series 2017-9A, Class A1TR, 5.72%, 10/15/2033	0.7%
MetLife, Inc., 9.25%, 4/8/2038	0.7%
Goldman Sachs Group, Inc., 1.99%, 1/27/2032	0.7%
General Motors Co., 5.63%, 4/15/2030	0.6%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000124376 [Member]
Shareholder Report [Line Items]
Fund Name	AAM/Insight Select Income Fund
Class Name	Class A
Trading Symbol	CPUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AAM/Insight Select Income Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 966-9661
Additional Information Website	https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/Insight Select Income Fund (Class A/CPUAX)	$44	0.85%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[3]
Net Assets	$ 219,137,188
Holdings Count | Holding	472
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$219,137,188
Total number of portfolio holdings	472
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Bond, 4.62%, 11/15/2045	1.1%
Goldman Sachs Group, Inc., 5.05%, 7/23/2030	0.8%
Bank of America Corp., 2.97%, 2/4/2033	0.8%
JPMorgan Chase & Co., 5.35%, 6/1/2034	0.7%
Mexico Government International Bond, 6.87%, 5/13/2037	0.7%
Morgan Stanley, 6.63%, 11/1/2034	0.7%
Fortress Credit Opportunities CLO Ltd., Series 2017-9A, Class A1TR, 5.72%, 10/15/2033	0.7%
MetLife, Inc., 9.25%, 4/8/2038	0.7%
Goldman Sachs Group, Inc., 1.99%, 1/27/2032	0.7%
General Motors Co., 5.63%, 4/15/2030	0.6%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Bond, 4.62%, 11/15/2045	1.1%
Goldman Sachs Group, Inc., 5.05%, 7/23/2030	0.8%
Bank of America Corp., 2.97%, 2/4/2033	0.8%
JPMorgan Chase & Co., 5.35%, 6/1/2034	0.7%
Mexico Government International Bond, 6.87%, 5/13/2037	0.7%
Morgan Stanley, 6.63%, 11/1/2034	0.7%
Fortress Credit Opportunities CLO Ltd., Series 2017-9A, Class A1TR, 5.72%, 10/15/2033	0.7%
MetLife, Inc., 9.25%, 4/8/2038	0.7%
Goldman Sachs Group, Inc., 1.99%, 1/27/2032	0.7%
General Motors Co., 5.63%, 4/15/2030	0.6%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000142996 [Member]
Shareholder Report [Line Items]
Fund Name	AAM/HIMCO Short Duration Fund
Class Name	Class A
Trading Symbol	ASDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AAM/HIMCO Short Duration Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-himco. You can also request this information by contacting us at (888) 966-9661.
Additional Information Phone Number	(888) 966-9661
Additional Information Website	https://www.aamlive.com/publicsite/mutual-funds-detail-himco
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/HIMCO Short Duration Fund (Class A/ASDAX)	$43	0.84%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%	[4]
Net Assets	$ 390,030,794
Holdings Count | Holding	270
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$390,030,794
Total number of portfolio holdings	270
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 4.37%, 11/30/2028	2.6%
United States Treasury Note, 4.25%, 2/28/2029	2.6%
United States Treasury Note, 4.00%, 7/31/2029	2.6%
United States Treasury Note, 4.00%, 1/31/2029	2.6%
United States Treasury Note, 4.13%, 9/30/2027	2.6%
United States Treasury Note, 4.00%, 2/29/2028	2.6%
United States Treasury Note, 4.25%, 3/15/2027	2.6%
United States Treasury Note, 4.62%, 9/15/2026	2.6%
United States Treasury Note, 4.13%, 6/15/2026	1.3%
United States Treasury Note, 4.50%, 3/31/2026	1.3%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note, 4.37%, 11/30/2028	2.6%
United States Treasury Note, 4.25%, 2/28/2029	2.6%
United States Treasury Note, 4.00%, 7/31/2029	2.6%
United States Treasury Note, 4.00%, 1/31/2029	2.6%
United States Treasury Note, 4.13%, 9/30/2027	2.6%
United States Treasury Note, 4.00%, 2/29/2028	2.6%
United States Treasury Note, 4.25%, 3/15/2027	2.6%
United States Treasury Note, 4.62%, 9/15/2026	2.6%
United States Treasury Note, 4.13%, 6/15/2026	1.3%
United States Treasury Note, 4.50%, 3/31/2026	1.3%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000142997 [Member]
Shareholder Report [Line Items]
Fund Name	AAM/HIMCO Short Duration Fund
Class Name	Class C
Trading Symbol	ASDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AAM/HIMCO Short Duration Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-himco. You can also request this information by contacting us at (888) 966-9661.
Additional Information Phone Number	(888) 966-9661
Additional Information Website	https://www.aamlive.com/publicsite/mutual-funds-detail-himco
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/HIMCO Short Duration Fund (Class C/ASDCX)	$81	1.59%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.59%	[5]
Net Assets	$ 390,030,794
Holdings Count | Holding	270
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$390,030,794
Total number of portfolio holdings	270
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 4.37%, 11/30/2028	2.6%
United States Treasury Note, 4.25%, 2/28/2029	2.6%
United States Treasury Note, 4.00%, 7/31/2029	2.6%
United States Treasury Note, 4.00%, 1/31/2029	2.6%
United States Treasury Note, 4.13%, 9/30/2027	2.6%
United States Treasury Note, 4.00%, 2/29/2028	2.6%
United States Treasury Note, 4.25%, 3/15/2027	2.6%
United States Treasury Note, 4.62%, 9/15/2026	2.6%
United States Treasury Note, 4.13%, 6/15/2026	1.3%
United States Treasury Note, 4.50%, 3/31/2026	1.3%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note, 4.37%, 11/30/2028	2.6%
United States Treasury Note, 4.25%, 2/28/2029	2.6%
United States Treasury Note, 4.00%, 7/31/2029	2.6%
United States Treasury Note, 4.00%, 1/31/2029	2.6%
United States Treasury Note, 4.13%, 9/30/2027	2.6%
United States Treasury Note, 4.00%, 2/29/2028	2.6%
United States Treasury Note, 4.25%, 3/15/2027	2.6%
United States Treasury Note, 4.62%, 9/15/2026	2.6%
United States Treasury Note, 4.13%, 6/15/2026	1.3%
United States Treasury Note, 4.50%, 3/31/2026	1.3%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000142998 [Member]
Shareholder Report [Line Items]
Fund Name	AAM/HIMCO Short Duration Fund
Class Name	Class I
Trading Symbol	ASDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AAM/HIMCO Short Duration Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-himco. You can also request this information by contacting us at (888) 966-9661.
Additional Information Phone Number	(888) 966-9661
Additional Information Website	https://www.aamlive.com/publicsite/mutual-funds-detail-himco
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/HIMCO Short Duration Fund (Class I/ASDIX)	$30	0.59%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[6]
Net Assets	$ 390,030,794
Holdings Count | Holding	270
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$390,030,794
Total number of portfolio holdings	270
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 4.37%, 11/30/2028	2.6%
United States Treasury Note, 4.25%, 2/28/2029	2.6%
United States Treasury Note, 4.00%, 7/31/2029	2.6%
United States Treasury Note, 4.00%, 1/31/2029	2.6%
United States Treasury Note, 4.13%, 9/30/2027	2.6%
United States Treasury Note, 4.00%, 2/29/2028	2.6%
United States Treasury Note, 4.25%, 3/15/2027	2.6%
United States Treasury Note, 4.62%, 9/15/2026	2.6%
United States Treasury Note, 4.13%, 6/15/2026	1.3%
United States Treasury Note, 4.50%, 3/31/2026	1.3%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note, 4.37%, 11/30/2028	2.6%
United States Treasury Note, 4.25%, 2/28/2029	2.6%
United States Treasury Note, 4.00%, 7/31/2029	2.6%
United States Treasury Note, 4.00%, 1/31/2029	2.6%
United States Treasury Note, 4.13%, 9/30/2027	2.6%
United States Treasury Note, 4.00%, 2/29/2028	2.6%
United States Treasury Note, 4.25%, 3/15/2027	2.6%
United States Treasury Note, 4.62%, 9/15/2026	2.6%
United States Treasury Note, 4.13%, 6/15/2026	1.3%
United States Treasury Note, 4.50%, 3/31/2026	1.3%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.